Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Components of Income Before Income Taxes and Current and Deferred Income Tax Expense
Domestic and foreign components of income before income taxes and the current and deferred income tax expense attributable to such income are summarized as follows:

	Year ended December 31, 2022
	Japanese	Foreign	Total

	(Millions of yen)
Income before income taxes	177,235	175,205	352,440

Income taxes:
Current	53,104	47,052	100,156
Deferred	(1,129)	(6,671)	(7,800)

	51,975	40,381	92,356

	Year ended December 31, 2021
	Japanese	Foreign	Total

	(Millions of yen)
Income before income taxes	165,927	136,779	302,706

Income taxes:
Current	47,491	34,201	81,692
Deferred	6,883	(16,709)	(9,826)

	54,374	17,492	71,866

	Year ended December 31, 2020
	Japanese	Foreign	Total

	(Millions of yen)
Income before income taxes	48,186	82,094	130,280

Income taxes:
Current	24,063	25,816	49,879
Deferred	(6,007)	(9,535)	(15,542)

	18,056	16,281	34,337

Reconciliation of Japanese Statutory Income Tax Rate and Effective Income Tax Rate
A reconciliation of the Japanese statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

	Years ended December 31
	2022	2021	2020

Japanese statutory income tax rate	31.0%	31.0%	31.0%
Increase (reduction) in income taxes resulting from:
Expenses not deductible for tax purposes	0.6	0.7	2.3
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate	(3.1)	(3.9)	(5.8)
Tax credit for research and development expenses	(2.8)	(3.2)	(1.7)
Change in valuation allowance	(0.3)	(3.9)	2.4
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	1.6	4.5	2.6
Tax credit at foreign subsidiaries	(0.5)	(0.3)	(1.3)
Effect of enacted changes in tax laws	0.0	(1.0)	(1.5)
Other	(0.3)	(0.2)	(1.6)

Effective income tax rate	26.2%	23.7%	26.4%

Captions of Net Deferred Income Tax Assets and Liabilities Included in Consolidated Balance Sheets
Net deferred income tax assets and liabilities are included in the accompanying consolidated balance sheets under the following captions:

	December 31
	2022	2021

	(Millions of yen)
Other assets	131,063	138,507
Other noncurrent liabilities	(38,518)	(43,402)

	92,545	95,105

Tax Effects of Temporary Differences to Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31, 2022 and 2021 are presented below:

	December 31
	2022	2021

	(Millions of yen)
Deferred tax assets:
Inventories	14,107	11,263
Accrued business tax	2,732	3,387
Accrued pension and severance cost	55,986	67,752
Research and development – costs capitalized for tax purposes	7,119	5,004
Property, plant and equipment	40,549	35,658
Operating lease liabilities	20,515	17,328
Accrued expenses	28,080	29,331
Net operating losses carried forward	34,045	33,873
Other	48,675	48,621

	251,808	252,217
Less valuation allowance	(17,732)	(19,073)

Total deferred tax assets	234,076	233,144
Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(20,306)	(19,677)
Tax deductible reserve	(3,658)	(4,007)
Financing lease revenue	(17,335)	(14,602)
Operating lease right-of-use assets	(20,090)	(17,066)
Intangible assets	(46,054)	(51,173)
Other	(34,088)	(31,514)

Total deferred tax liabilities	(141,531)	(138,039)

Net deferred tax assets	92,545	95,105

Amounts and Period Ranges of Operating Losses Carried Forward Available to Reduce Future Taxable Income	Periods available to reduce future taxable income vary in each tax jurisdiction and generally range from one year to an indefinite period as follows:

(Millions of yen)
Within one year	1,431
After one year through five years	18,404
After five years through ten years	35,727
After ten years through twenty years	3,849
Indefinite period	117,940

177,351

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Years ended December 31
	2022	2021	2020
	(Millions of yen)
Balance at beginning of year	9,813	8,572	8,120
Additions for tax positions of the current year	583	1,168	—
Additions for tax positions of prior years	220	216	208
Reductions for tax positions of prior years	(2,538)	—	(49)
Settlements with tax authorities	(594)	(62)	—
Other	870	(81)	293

Balance at end of year*	8,354	9,813	8,572

*
The unrecognized tax benefits were offset by deferred tax assets in the amount of
¥1,800
 million,
¥1,695
 million and
¥1,412
 million as of December 31, 2022, 2021 and 2020, respectively, and reported under “other noncurrent liabilities” on the consolidated balance sheets.